Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE (PVP)

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between compensation actually paid to our NEOs and certain financial performance metrics of the Company using a methodology that has been prescribed by the SEC.

					Value of Initial Fixed $100 Investment Based on:
Fiscal Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1) (2)	Average Summary Compensation Table Total for non-PEO NEOs (1)	Average Compensation Actually Paid to non-PEO NEOs (1) (2)	Total Shareholder Return	Peer Group Total Shareholder Return (3)	Net Income ($)	Return on Net Operating Assets (4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$3,335,852	$1,926,234	$1,237,715	$878,784	$138.57	$61.58	$88,332,000	48%
2021	$3,666,621	$5,188,345	$1,380,720	$1,781,743	$164.08	$101.25	$155,899,000	109%
2020	$3,784,092	$6,576,342	$1,461,602	$2,438,777	$150.16	$108.14	$90,398,000	80%

(1)    Our principal executive officer (PEO) for 2020-2022 is Mr. Killoy. The non-PEO NEOs reflected in columns (d) and (e) include the following individuals: Messrs. Dineen (2020-2022), Sullivan (2020-2022), Reid (2020-2022), and Leska (2020-2022).

(2)    The following amounts were deducted from / added to Summary Compensation Table (SCT) total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (CAP) to our PEO and average CAP to our non-PEO NEOs. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

PEO SCT Total to CAP Reconciliation

Fiscal Year	2020	2021	2022
SCT Total	$3,784,092	$3,666,621	$3,335,852
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(1,750,000)	$(1,750,000)	$(1,750,000)
± Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$2,340,622	$2,066,491	$1,166,511
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	$1,500,370	$671,412	$(1,466,458)
± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$10,903	$81,490	$(65,773)
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0
+ Dividends Accrued During Fiscal Year	$690,355	$452,331	$706,102
Compensation Actually Paid	$6,576,342	$5,188,345	$1,926,234

Non-PEO NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2020	2021	2022
Average SCT Total	$1,461,602	$1,380,720	$1,237,715
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(522,450)	$(522,450)	$(522,450)
± Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$698,058	$616,874	$383,320
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	$322,718	$172,066	$(437,529)
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$239,904	$32,747	$12,172
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0
+ Dividends Accrued During Fiscal Year	$238,944	$101,785	$205,555
Average Compensation Actually Paid	$2,438,777	$1,781,743	$878,784

(3)    The Peer Group for which Total Shareholder Return is provided in column (g) is the Dow Jones US Recreational Products TSM index.

(4)    Return on Net Operating Assets is calculated as Pre-Tax Income divided by Average Adjusted Net Assets (Total Assets less Total Liabilities, excluding debt, less Cash plus LIFO reserve).

Named Executive Officers, Footnote [Text Block]		Our principal executive officer (PEO) for 2020-2022 is Mr. Killoy. The non-PEO NEOs reflected in columns (d) and (e) include the following individuals: Messrs. Dineen (2020-2022), Sullivan (2020-2022), Reid (2020-2022), and Leska (2020-2022).
PEO Total Compensation Amount	[1]	$ 3,335,852	$ 3,666,621	$ 3,784,092
PEO Actually Paid Compensation Amount	[1],[2]	$ 1,926,234	5,188,345	6,576,342
Adjustment To PEO Compensation, Footnote [Text Block]

PEO SCT Total to CAP Reconciliation

Fiscal Year	2020	2021	2022
SCT Total	$3,784,092	$3,666,621	$3,335,852
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(1,750,000)	$(1,750,000)	$(1,750,000)
± Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$2,340,622	$2,066,491	$1,166,511
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	$1,500,370	$671,412	$(1,466,458)
± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$10,903	$81,490	$(65,773)
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0
+ Dividends Accrued During Fiscal Year	$690,355	$452,331	$706,102
Compensation Actually Paid	$6,576,342	$5,188,345	$1,926,234

Non-PEO NEO Average Total Compensation Amount	[1]	$ 1,237,715	1,380,720	1,461,602
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 878,784	1,781,743	2,438,777
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Non-PEO NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2020	2021	2022
Average SCT Total	$1,461,602	$1,380,720	$1,237,715
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(522,450)	$(522,450)	$(522,450)
± Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$698,058	$616,874	$383,320
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	$322,718	$172,066	$(437,529)
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$239,904	$32,747	$12,172
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0
+ Dividends Accrued During Fiscal Year	$238,944	$101,785	$205,555
Average Compensation Actually Paid	$2,438,777	$1,781,743	$878,784

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

TABULAR LIST OF MOST IMPORTANT PERFORMANCE MEASURES

The three items listed below represent the most important performance metrics we used to determine CAP for FY2022 as further described in our Compensation Discussion and Analysis (CD&A) within the sections titled “How are Profit Sharing and Bonuses Determined?” and “How are Equity Compensation Awards Determined?”

Most Important Performance Measures
• Return on Net Operating Assets (RONA) • Pre-Tax Income • Adjusted Operating Profit (AOP)

Total Shareholder Return Amount		$ 138.57	164.08	150.16
Peer Group Total Shareholder Return Amount	[3]	61.58	101.25	108.14
Net Income (Loss)		$ 88,332,000	$ 155,899,000	$ 90,398,000
Company Selected Measure Amount	[4]	48	109	80
PEO Name		Mr. Killoy
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Return on Net Operating Assets (RONA)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Pre-Tax Income
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Operating Profit (AOP)
PEO [Member] | SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 3,335,852	$ 3,666,621	$ 3,784,092
PEO [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,750,000)	(1,750,000)	(1,750,000)
PEO [Member] | Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,166,511	2,066,491	2,340,622
PEO [Member] | Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,466,458)	671,412	1,500,370
PEO [Member] | Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(65,773)	81,490	10,903
PEO [Member] | Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Dividends Accrued During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		706,102	452,331	690,355
PEO [Member] | Compensation Actually Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,926,234	5,188,345	6,576,342
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(522,450)	(522,450)	(522,450)
Non-PEO NEO [Member] | Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		383,320	616,874	698,058
Non-PEO NEO [Member] | Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(437,529)	172,066	322,718
Non-PEO NEO [Member] | Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		12,172	32,747	239,904
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Dividends Accrued During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		205,555	101,785	238,944
Non-PEO NEO [Member] | Average SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,237,715	1,380,720	1,461,602
Non-PEO NEO [Member] | Average Compensation Actually Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 878,784	$ 1,781,743	$ 2,438,777

[1]	Our principal executive officer (PEO) for 2020-2022 is Mr. Killoy. The non-PEO NEOs reflected in columns (d) and (e) include the following individuals: Messrs. Dineen (2020-2022), Sullivan (2020-2022), Reid (2020-2022), and Leska (2020-2022).
[2]	The following amounts were deducted from / added to Summary Compensation Table (SCT) total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (CAP) to our PEO and average CAP to our non-PEO NEOs. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.
[3]	The Peer Group for which Total Shareholder Return is provided in column (g) is the Dow Jones US Recreational Products TSM index.
[4]	Return on Net Operating Assets is calculated as Pre-Tax Income divided by Average Adjusted Net Assets (Total Assets less Total Liabilities, excluding debt, less Cash plus LIFO reserve).